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(VEDDER PRICE LOGO)                     VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                        222 NORTH LASALLE STREET
                                        CHICAGO, ILLINOIS 60601
                                        312-609-7500
                                        FAX: 312-609-5005

COREY L. ZARSE                          CHICAGO - NEW YORK CITY -
312-609-7785                            WASHINGTON, D.C. - ROSELAND, NJ
czarse@vedderprice.com

                                        May 11, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

     Re:  Preliminary Proxy Materials for
          ABN AMRO Funds
          File No.: 811-8004

To the Commission:

     Registrant hereby files a preliminary proxy statement and form of proxy. The proxy statement seeks to approve a new sub-investment advisory agreement for the Aston/TAMRO Large Cap Value Fund and the Aston/TAMRO Small Cap Fund. Registrant intends to mail definitive proxy materials on or about the week of May 22, 2007.

     Please call the undersigned at (312) 609-7785 with any questions or comments regarding this filing.

                                        Very truly yours,


                                        By: /s/ Corey L. Zarse
                                            ------------------------------------
                                            Corey L. Zarse

CLZ/kc